Intangibles (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of changes in intangible assets

	Domain names	Application & technology development & website content	Brand name	Subscriber & sponsorship relationships	Player contracts	Multi channel network license	Talent management & owned & operated content brand	Talent contracts & digital content	Game application & technology development	Total
Balance, January 1, 2021	$40,930,000	$3,250,922	$8,602,563	$6,832,646	$311,200	$10,749,000	$9,363,000	$5,507,000	$-	$85,546,331
Mergers and Acquisitions (Note 5)	9,779,000	13,684,000	25,928,000	1,070,000	-	-	-	-	5,988,000	56,449,000
Effect of movement in foreign exchange rates	125,054	20,256	43,569	11,759	-	-	-	-	75,887	276,525
Balance, December 31, 2021	$50,834,054	$16,955,178	$34,574,132	$7,914,405	$311,200	$10,749,000	$9,363,000	$5,507,000	$6,063,887	$142,271,856
Mergers and Acquisitions (Note 5)	-	837,000	845,000	891,000	-	-	-	-	-	2,573,000
Disposals	(1,955,000)	(340,000)	-	-	(311,200)	-	-	-	-	(2,606,200)
Effect of movement in foreign exchange rates	676,519	865,525	1,558,148	70,014	-	-	-	-	275,749	3,445,955
Balance, December 31, 2022	$49,555,573	$18,317,703	$36,977,280	$8,875,419	$-	$10,749,000	$9,363,000	$5,507,000	$6,339,636	$145,684,611

Accumulated amortization
Balance, January 1, 2021	$-	$2,021,324	$-	$955,500	$311,200	$365,200	$-	$787,100	$-	$4,440,324
Amortization	-	2,366,160	-	899,727	-	1,074,920	-	2,316,840	2,014,866	8,672,513
Effect of movement in foreign exchange rates	-	7,282	-	1,008	-	-	-	-	12,134	20,424
Balance, December 31, 2021	$-	$4,394,766	$-	$1,856,235	$311,200	$1,440,120	$-	$3,103,940	$2,027,000	$13,133,261
Amortization	-	7,605,307	-	1,333,806	-	1,074,920	-	1,826,400	3,853,494	15,693,927
Disposals	-	(340,000)	-	-	(311,200)	-	-	-	-	(651,200)
Effect of movement in foreign exchange rates	-	311,890	-	24,828	-	-	-	-	204,467	541,185
Balance, December 31, 2022	$-	$11,971,963	$-	$3,214,869	$-	$2,515,040	$-	$4,930,340	$6,084,961	$28,717,173

Balance, December 31, 2021	$50,834,054	$12,560,412	$34,574,132	$6,058,170	$-	$9,308,880	$9,363,000	$2,403,060	$4,036,887	$129,138,595
Balance, December 31, 2022	$49,555,573	$6,345,740	$36,977,280	$5,660,550	$-	$8,233,960	$9,363,000	$576,660	$254,675	$116,967,438